UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mission Global Advisors, LLC

Address:  460 Park Avenue, 15th Floor
          New York, New York 10022


13F File Number: 028-13385

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Bodey
Title:  Chief Operating Officer/Chief Financial Officer
Phone:  (212) 909 1604


Signature, Place and Date of Signing:

/s/ Robert Bodey              New York, New York             August 10, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   17

Form 13F Information Table Value Total:  $25,328
                                         (thousands)


List of Other Included Managers:

No.        Form 13F File Number           Name

1.         028-13387                      Mission Global Asset Master Fund, Ltd.



                                                      FORM 13F INFORMATION TABLE
                                                             June 30, 2009


COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8

                                                             VALUE     SHRS OR  SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT  PRN CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------                 --------------    -----       --------  -------  --- ----  ----------    --------  ----  ------  ----
ARCELORMITTAL SA LUXEMBOURG    NY REGISTRY SH    03938L104     860      26,000  SH        SHARED-DEFINED           26,000
BANK OF AMERICA CORPORATION    COM               060505104   7,920     600,000  SH        SHARED-DEFINED          600,000
ELECTRONIC ARTS INC            COM               285512109   1,086      50,000  SH        SHARED-DEFINED           50,000
FIRST SOLAR INC                COM               336433107   6,485      40,000  SH        SHARED-DEFINED           40,000
INGERSOLL-RAND GLOBAL HLDG C   NOTE 4.500% 4/1   45687AAD4     209      10,000  SH        SHARED-DEFINED           10,000
INTEL CORP                     COM               458140100     910      55,000  SH        SHARED-DEFINED           55,000
NATIONAL OILWELL VARCO INC     COM               637071101     817      25,000  SH        SHARED-DEFINED           25,000
PALM INC NEW                   COM               696643105     414      25,000  SH        SHARED-DEFINED           25,000
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR     71654V408     451      11,000  SH        SHARED-DEFINED           11,000
POLO RALPH LAUREN CORP         CL A              731572103     268       5,000  SH        SHARED-DEFINED            5,000
POTASH CORP SASK INC           COM               73755L107     465       5,000  SH        SHARED-DEFINED            5,000
RESEARCH IN MOTION LTD         COM               760975102   3,553      50,000  SH        SHARED-DEFINED           50,000
RIO TINTO PLC                  SPONSORED ADR     767204100     328       2,000  SH        SHARED-DEFINED            2,000
SEAGATE TECHNOLOGY             SHS               G7945J104     314      30,000  SH        SHARED-DEFINED           30,000
SHAW GROUP INC                 COM               820280105     274      10,000  SH        SHARED-DEFINED           10,000
STEEL DYNAMICS INC             COM               858119100     737      50,000  SH        SHARED-DEFINED           50,000
TARGET CORP                    COM               87612E106     237       6,000  SH        SHARED-DEFINED            6,000



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